Taxes on Income (Schedule of income (loss) before taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic	$ 3,939	$ 23,752	$ 10,880
Foreign	(3,231)	3,501	1,862
Income before taxes on income	$ 708	$ 27,253	$ 12,742